Financial Instruments - Summarizes Outstanding Cross Currency Swap Agreements for Prior Year (Detail) - MXN ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Asset	$ 1,628,000,000	$ 4,702,000,000
2032
Disclosure of detailed information about financial instruments [line items]
Notional Amount	8,983,000,000	10,134,000,000
Derivative financial instruments liability	(1,200,000,000)	(1,784,000,000)
Asset	$ 0	$ 0